Cover	Aug. 02, 2022
Cover [Abstract]
Entity Registrant Name	Corporate Universe, Inc.
Entity Central Index Key	0001450307
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 02, 2022
Entity Tax Identification Number	85-2005645
Entity File Number	000-56271
Entity Address Postal Zip Code	33431
Entity Incorporation State Country Code	DE
Entity Address City Or Town	Claymont
Entity Address State Or Province	DE
Entity Address Address Line 1	2093 Philadelphia Pike #8334
City Area Code	302
Local Phone Number	273-1150
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	COUV